Share-based payments - Additional information (Details)	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options
Option plans
Number of share options outstanding	2,449,498	2,330,000
2012 and 2019 Employee Stock Option Plan (ESOP)
Option plans
Number of share options outstanding	2,083,775
Number of share options vested	1,153,775
Number of share options unvested	930,000
Weighted average price for share options exercised | $ / shares	$ 13.65
2015 Restricted Stock Unit Plan (RSU)
Option plans
Number of share options outstanding	365,723	813,019
Number of share options vested	33,466
Number of share options unvested	332,257
Weighted average price for share options exercised | $ / shares	$ 0